Summary of Principal Accounting Policies - Summary of Effects of Changes in Group's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to Noah Holdings Limited shareholders	¥ (745,225)	$ (114,212)	¥ 829,151	¥ 811,297
Transfers from the non-controlling interests:
Increase in Noah's capital from contribution of Non controlling interests			518,613	63,929
Net transfers from non-controlling interests	373	57	17,640
Change from net income (loss) attributable to Noah and transfers from non-controlling interests	(744,852)	(114,155)	846,791	¥ 811,297
Parent
Transfers from the non-controlling interests:
Increase in Noah's equity by acquiring equity interests from non-controlling interests	¥ 373	$ 57
Increase in Noah's capital from contribution of Non controlling interests			¥ 17,640